Accumulated Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income [Abstract]
Long-term investments, net of tax of $6,224, $1,896	$ 53,239	$ 17,763
Other long-term investments, net of tax of $nil, $nil	(37,180)	(27,448)
Currency translation adjustment, net of tax of $nil, $nil	23,039	(6,015)
Noncontrolling interests	(6,023)	1,122
Accumulated other comprehensive income (loss) at beginning of year	33,075	(14,578)
Changes in fair value of long-term investments	(42,203)	39,801
Changes in fair value of other long-term investments	2,738	(9,732)
Currency translation adjustments	(1,368)	29,054
Noncontrolling interests (Note 21)	2,081	(7,145)
Other than temporary impairment charges		3
Other comprehensive (loss) income, before tax	(38,752)	51,981
Income tax recovery (expense)	3,377	(4,328)
Other comprehensive (loss) income, net of tax	(35,375)	47,653
Long-term investments, net of tax of $2,847, $6,224	14,413	53,239
Other long-term investments, net of tax of $nil, $nil	(34,442)	(37,180)
Currency translation adjustment, net of tax of $nil, $nil	21,671	23,039
Noncontrolling interests	(3,942)	(6,023)
Accumulated other comprehensive income (loss) at end of year	(2,300)	33,075
Accumulated tax impact on long-term investments	$ 2,847	$ 6,224	$ 1,896